Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,664,101
Impairment Loss	0	$ (18,830)	$ (3,033)
Balance ending of period	1,884,640	1,664,101
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,992,613	1,886,158	1,878,132
Additions	296,242	138,802	11,756
Impairment Loss		(25,544)	(3,730)
Disposals		(6,803)
Balance ending of period	2,288,855	1,992,613	1,886,158
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(328,512)	(262,851)	(195,316)
Depreciation	(75,703)	(72,443)	(68,232)
Impairment loss		6,714	(697)
Disposals		68
Balance ending of period	(404,215)	(328,512)	(262,851)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,664,101	1,623,307	1,682,816
Additions	296,242	138,802	11,756
Depreciation	(75,703)	(72,443)	(3,033)
Impairment Loss		(18,830)
Disposals		(6,735)	(68,232)
Balance ending of period	$ 1,884,640	$ 1,664,101	$ 1,623,307